INCOME TAX	12 Months Ended
Dec. 31, 2023
Disclosure of income tax [abstract]
INCOME TAX

NOTE 19 – INCOME TAX

19.1          Components of the income tax expense:

The income tax expense for the years ended on December 31, 2023, 2022 and 2021 comprises the following:

		December 31,		December 31,		December 31,
		2023		2022		2021
Current period income tax	Ps.	1,017,411	Ps.	822,758	Ps.	1,075,407
Income tax surcharge		27,627		15,625		60,730
Subtotal current period taxes	Ps.	1,045,038	Ps.	838,383	Ps.	1,136,137
Prior years adjustments		(20,491)		(35,553)		(102,937)
Adjustment due to settlement of uncertain tax positions from prior years		(772)		(6,802)		(933)
Deferred taxes
Deferred taxes current period		286,824		1,467,519		1,256,588
Deferred taxes - Prior years adjustments		(165)		7,857		34,573
Subtotal deferred taxes	Ps.	286,659	Ps.	1,475,376	Ps.	1,291,161
Total continued operations	Ps.	1,310,434	Ps.	2,271,404	Ps.	2,323,428

19.2          Reconciliation of the Nominal Tax Rate and the Effective tax Rate:

The tax rules in relation to the income tax applicable during the years 2023, 2022 and 2021, among other things, establish the following:

In Colombia

●	The income tax rate to be 35% plus an income tax surcharge of 5% applicable to financial institutions in 2023, 35% plus an income tax surcharge of 3% applicable to financial institutions in 2022 and 31% plus an income tax surcharge of 3% applicable to financial institutions in 2021.
●	The income tax rate applicable to corporations is 35% for the year 2024 and subsequent years and the income surtax applicable to financial institutions with taxable income equal to or greater than 120,000 UVT in the period is 5% for the years 2024, 2025, 2026 and 2027.

●	Gains on the sale or disposal of non-current assets held for more than two years is taxed at 15% in 2023 and 10% in 2022 and 2021.
●	Gains of the entities that belong to the special free zone regime in Colombia is taxed at 20%.

●	In 2023, there is the possibility of taking as a deduction in income tax 100% of the industry and commerce tax (ICA) paid in the taxable period. For the years 2022 and 2021, the tax rule allows, that the ICA can be treated as a deduction or as a tax discount at the convenience of each company.

●	The withholding rate at source for dividends received by national companies that do not constitute income or occasional profit is 10% in 2023 and 7.5% for 2022. This withholding will be transferable. to the resident natural person or the foreign investor.

●	Tax loss carry-forwards incurred since 2017 may be offset against company taxable income over the following twelve years. Tax loss-carry forwards incurred prior to 2017 may be offset on the same terms applicable for 2016, but they may not be fiscally readjusted.
●	The “presumptive income” incurred since 2017 may be offset by taxable income over the following five years. Considering that presumptive income only existed in Colombia until 2020, the excess presumptive income generated in 2020 will be the last subject to compensation in subsequent years.
●	For the determination of income current tax as from January 1, 2017 the value of assets, liabilities, equity, income, costs and expenses, will apply the recognition and measurement systems, in accordance with the technical accounting regulatory frameworks in Colombia when the tax law expressly refers to them and in the cases in which it does not regulate the matter. The tax law may expressly provide for a different treatment.
●	Social Investment Law extended the audit benefit for the years 2022 and 2023 for taxpayers who increase the net income tax for the taxable year in relation to the net income tax of the prior year by at least 35% and 25%, with which the tax return will be firm within 6 or 12 months following the date of its presentation, respectively.
●	The statute of limitations of the tax return taxpayers who determine or compensate for tax losses or are subject to the transfer pricing regime will be 5 years since Law 2010 of 2019.

In other countries

After the spin-off of BAC Holding, the international presence of Grupo Aval includes participation in jurisdictions such as Panama, Peru and Barbados. Subsidiaries with a local license in Panama are taxed at a rate of 25%, while companies responsible for income tax in Peru are taxed at a rate of 29.5% as of 2017. Barbados is taxed at a rate of 4.25%. from the year 2022.

Previously, BAC Holding through its subsidiaries had a presence in Central America as well: BAC Holding had an international license in Panamá it is subject to a tax rate of 0%. The subsidiaries in Guatemala were taxed at a rate of 25%; the subsidiaries in El Salvador, Honduras, Costa Rica and Nicaragua were taxed at a rate of 30%.

Below is the detailed reconciliation between total expenses of the income tax of Grupo Aval calculated at the applicable enacted tax rate and the tax expense recognized in the statement of income for the years ended on December 31, 2023, 2022 and 2021:

				Years ended on:
		December 31,		December 31,		December 31,
		2023		2022		2021
Profit before income tax	Ps.	3,487,550	Ps.	6,274,371	Ps.	6,364,618
Enacted tax rate in Colombia		40%		38%		34%
Theoretical income tax expense		1,395,020		2,384,261		2,163,970
Nondeductible expenses		872,723		465,986		378,301
Tax losses considered non recoverable for income tax purpose (1)		71,741		192,470		9,480
Presumptive income considered non recoverable for income tax purpose		(23)		(7,666)		(7,845)
Nontaxable dividends		(47,242)		(40,420)		(51,334)
Nontaxable income under equity method in associates		(150,626)		(141,655)		(111,736)
Profit (loss) on sales or appraisal of investment		(5,009)		(439)		(695)
Nontaxable interest income and other income		(274,758)		(281,715)		(133,711)
Other nontaxable income		(182,121)		(578,592)		(283,755)
Non-accountable tax revenues in Sale of BHI		114,201		543,879		—
Revenues taxable at different tax rate		47,139		9,218		1,453
Tax benefits in the acquisition of property and equipment		(32,493)		(34,018)		(22,431)
Tax Discounts		(25,086)		(80,804)		(91,829)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate		(246,999)		(188,701)		(55,366)
Effect on the deferred income tax due to changes in tax rates (2)		(176,764)		56,129		587,939
Prior year adjustments		(20,491)		(35,553)		(102,937)
Adjustments due to uncertain tax positions in previous year		(772)		(6,802)		(933)
Deferred taxes - Prior years adjustments		(165)		7,857		34,573
With holding tax		9,479		654		4,399
Other		(37,320)		7,315		5,885
Total tax expense of the year	Ps.	1,310,434	Ps.	2,271,404	Ps.	2,323,428
Effective income tax rate		37.57%		36.20%		36.51%
(1)	Corficolombiana and its subsidiaries recorded tax losses on which no deferred tax asset was recorded for Ps. 71,741 in 2023, Ps. 192,470 in 2022 and 9,480 in 2021, because there is no certainty of their recoverability in the future.
(2)	In 2023 corresponds to the effect of the difference between the rate applied in the calculation of the deferred tax and the statutory rate for the period. The greatest impact is mainly recorded by Corficolombiana with Ps. 87,085, explained by the recalculation of the deferred tax liability of the concessions, Banco Popular for Ps. 57,700, explained by the calculation of the deferred tax at the 35% rate, Banco Occidente for Ps. 36,523, explained by the differences in rates of its subsidiaries Nexa and Barbados and other entities for Ps (4,544). In 2021 corresponds to the effect of the difference in rate applied by entities with respect to the statutory rate of 36%. Banco Bogotá records an effect of Ps. 262,901 explained by the differential rates of BAC Holding and subsidiaries. Corficolombiana records an effect of Ps. 133,329 explained by their subsidiaries that are not subject to the 4% income tax surcharge rate. Other entities contribute Ps. 7,611.

19.3          Tax Losses and excess of Presumptive Income:

The following table shows the detail of the tax loss carry forward and excess of presumptive income over taxable income of the entities of Grupo Aval which are not recognized as deferred tax assets, as of December 31, 2023 and 2022.

		December 31,		December 31,
		2023		2022
Tax loss carry forwards expiring on:
December 31, 2023	Ps.	—	Ps.	1,323
December 31, 2024		4,902		4,846
December 31, 2025		2,179		2,748
December 31, 2026		5,908		40
December 31, 2029		173,448		170,835
December 31, 2030		289,982		279,605
December 31, 2031		248,444		215,970
December 31, 2032		169,572		15,799
December 31, 2033		37,969		6,931
December 31, 2034		262,578		516,801
December 31, 2035		383,897		122
Without expiration date		414,318		414,234
Subtotal	Ps.	1,993,196	Ps.	1,629,254

Excess of presumptive income expiring on:
December 31, 2023	Ps.	—	Ps.	44,246
December 31, 2024		26,883		24,492
December 31, 2025		7,642		6,791
Subtotal	Ps.	34,525	Ps.	75,529
Total	Ps.	2,027,721	Ps.	1,704,783

19.4          Deferred Taxes from Investments in Subsidiaries:

According with IAS 12, Grupo Aval did not record deferred income tax liabilities related to temporary differences of investments in subsidiaries because: i) Grupo Aval has control over the subsidiaries and the dividend policy of its subsidiaries and it can decide about the reversal of such temporary differences; and ii) Grupo Aval does not expect their realization in the short term; therefore, it is probable that such temporary differences will not be reversed in the foreseeable future. As of December 31, 2023 and 2022, Grupo Aval did not record deferred tax liabilities related to taxable temporary differences of investments in subsidiaries of Ps. 8,955,318 and Ps. 8,981,905, respectively.

19.5          Deferred taxes by Type of Temporary Difference:

The differences between the carrying value of the assets and liabilities and their tax bases give rise to the following temporary differences which result in deferred taxes, calculated and recorded in the years ended on December 31, 2023, 2022 and 2021, based on current tax regulations as references for the years wherein such temporary differences will be reverted.

Year ended on December 31, 2023

	Balance as of		Credited		Credited		Foreign exchange		Balance as of
	January 1,		(charged) to		(charged) to		adjustments		December 31,
	2023		profit or loss		OCI				2023
Deferred tax assets
Debt securities at fair value	Ps.	857,505	Ps.	(64,839)	Ps.	(520,770)	Ps.	(252)	Ps.	271,644
Equity securities at fair value		165		1,245		—		—		1,410
Derivative instruments		452,394		674,733		9,793		3,001		1,139,921
Allowance of investments securities		1,468		(1,468)		—		—		—
Accounts receivable		258,765		(168,647)		—		(52)		90,066
Allowance for accounts receivable		80,839		(71,334)		—		342		9,847
Loans and receivables		905		3,674		—		(9)		4,570
Allowance for impairment on loans and receivables		292,841		(33,103)		—		(40,463)		219,275
Allowance for foreclosed assets		8,750		(3,216)		—		(1,054)		4,480
Property, plant and equipment costs		349,485		121,098		—		(96)		470,487
Depreciation of property, plant and equipment		18,018		(39,387)		—		44,879		23,510
Investment property		31,061		(31,061)		—		—		—
Deferred charges and of intangible assets		237,436		61,968		—		29		299,433
Tax losses carry forward		272,020		778,311		—		5,049		1,055,380
Surplus of presumptive income		18,350		(16,044)		—		—		2,306
Provisions		326,889		23,237		—		(14,532)		335,594
Employee benefits		73,732		(25,676)		14,386		(737)		61,705
Financial assets in concession contracts		1,585,925		(333,025)		—		(10,059)		1,242,841
Biological assets		167		(17)		—		—		150
Lease agreements		619,032		16,044		—		(15,625)		619,451
Foreign currency bonds		1,421,540		(620,538)		(273,608)		—		527,394
Foreign currency financial liabilities		365,565		(365,565)		—		—		—
Other		396,367		(71,664)		(89,171)		27,825		263,357
Subtotal	Ps.	7,669,219	Ps.	(165,274)	Ps.	(859,370)	Ps.	(1,754)	Ps.	6,642,821

Deferred tax liabilities
Debt securities at fair value	Ps.	(3,568)	Ps.	(5,673)	Ps.	(5,346)	Ps.	77	Ps.	(14,510)
Equity securities at fair value		(172,559)		(32,989)		3,542		(175)		(202,181)
Derivative instruments		(663,726)		8,847		—		(438)		(655,317)
Accounts receivable		(257,754)		225,450		—		(25)		(32,329)
Allowance of investments securities		(2,577)		2,155		—		—		(422)
Loans and receivables		(37,469)		12,636		—		—		(24,833)
Allowance for impairment on loans and receivables		(700,024)		29,937		—		13,931		(656,156)
Foreclosed assets		(75,396)		25,870		—		—		(49,526)
Property plant and equipment costs		(234,385)		4,968		1,051		1,748		(226,618)
Depreciation of property, plant and equipment		(462,695)		(27,481)		—		1,080		(489,096)
Investment property		(97,608)		51,362		—		112		(46,134)
Right-of-use		(314,062)		35,513		—		2,125		(276,424)
Deferred charges and of intangible assets		(326,052)		(94,613)		—		2,885		(417,780)
Provisions		(3,474)		(619)		—		433		(3,660)
Employee benefits		(24,321)		23,050		710		114		(447)
Goodwill		(326,661)		—		—		—		(326,661)
Deferred Income		(1,027,577)		(281,375)		—		—		(1,308,952)
Financial assets in concession arrangements		(197,679)		(6,957)		—		—		(204,636)
Intangible assets in concession arrangements		(5,348,922)		140,818		—		32,807		(5,175,297)
Biological assets		(63,378)		(5,373)		—		—		(68,751)
Lease agreements		(346,541)		(35,077)		—		—		(381,618)
Foreign currency financial liabilities		—		(312,319)		45,229		—		(267,090)
Other		(194,243)		120,485		33		(6,386)		(80,111)
Subtotal	Ps.	(10,880,671)	Ps.	(121,385)	Ps.	45,219	Ps.	48,288	Ps.	(10,908,549)
Total	Ps.	(3,211,452)	Ps.	(286,659)	Ps.	(814,151)	Ps.	46,534	Ps.	(4,265,728)

Year ended on December 31, 2022

		Balance as of						Credited		Credited		Foreign		Balance as of
		January 1,		Loss of control		Discontinued		(charged) to		(charged) to		exchange		December 31,
		2022		in a Subsidiary (1)		operations (1)		profit or loss		OCI		adjustments		2022
Deferred tax assets
Debt securities at fair value	Ps.	385,338	Ps.	(73,729)	Ps.	6,567	Ps.	4,195	Ps.	537,052	Ps.	(1,918)	Ps.	857,505
Equity securities at fair value		1,028		—		—		(4,371)		3,508		—		165
Derivative instruments		699,311		818,130		—		(296,033)		(768,615)		(399)		452,394
Allowance of investments securities		1,155		—		—		313		—		—		1,468
Accounts receivable		146,496		—		—		111,687		—		582		258,765
Allowance for accounts receivable		59,604		—		—		20,489		—		746		80,839
Loans and receivables		1,157		—		—		(252)		—		—		905
Allowance for impairment on loans and receivables		562,730		(303,273)		2,425		(3,091)		18,952		15,098		292,841
Allowance for foreclosed assets		21,082		(13,173)		556		(170)		—		455		8,750
Property, plant and equipment costs		339,049		—		—		(30,500)		—		40,936		349,485
Depreciation of property, plant and equipment		34,614		—		—		(16,022)		—		(574)		18,018
Investment property		30,021		—		—		1,323		(283)		—		31,061
Deferred charges and of intangible assets		243,170		—		—		(5,734)		—		—		237,436
Tax losses carry forward		117,025		—		—		142,435		—		12,560		272,020
Surplus of presumptive income		4,351		—		—		13,876		—		123		18,350
Provisions		324,063		(28,108)		(1,779)		32,570		—		143		326,889
Employee benefits		102,662		(11,440)		(1,736)		15,523		(29,818)		(1,459)		73,732
Financial assets in concession contracts		1,368,490		—		—		217,435		—		—		1,585,925
Biological assets		101		—		—		66		—		—		167
Lease agreements		693,388		(151,767)		(2,301)		83,544		—		(3,832)		619,032
Foreign currency bonds		720,109		1,005,896		—		378,971		(683,436)		—		1,421,540
Foreign currency financial liabilities		83,072		—		—		282,493		—		—		365,565
Other		233,775		—		—		137,533		21,482		3,577		396,367
Subtotal	Ps.	6,171,791	Ps.	1,242,536	Ps.	3,732	Ps.	1,086,280	Ps.	(901,158)	Ps.	66,038	Ps.	7,669,219

Deferred tax liabilities
Debt securities at fair value	Ps.	(73,895)	Ps.	103,081	Ps.	(7,060)	Ps.	(24,749)	Ps.	22	Ps.	(967)	Ps.	(3,568)
Equity securities at fair value		(253,422)		135,876		5,910		(26,573)		(42,746)		8,396		(172,559)
Derivative instruments		(32,668)		—		—		(631,300)		286		(44)		(663,726)
Accounts receivable		(177,642)		—		—		(80,114)		—		2		(257,754)
Allowance of investments securities		(1,421)		—		(7,772)		6,616		—		—		(2,577)
Loans and receivables		(29,531)		—		—		(7,938)		—		—		(37,469)
Allowance for impairment on loans and receivables		(612,925)		112,665		—		(199,764)		—		—		(700,024)
Foreclosed assets		(65,167)		—		—		(10,229)		—		—		(75,396)
Provision for foreclosed assets		(16,521)		12,817		2,619		1		—		1,084		—
Property plant and equipment costs		(283,593)		60,039		1,942		(10,472)		—		(2,301)		(234,385)
Depreciation of property, plant and equipment		(410,226)		—		—		(49,811)		—		(2,658)		(462,695)
Investment property		(96,342)		—		—		(330)		(863)		(73)		(97,608)
Right-of-use		(437,169)		133,232		1,586		(19,367)		—		7,656		(314,062)
Deferred charges and of intangible assets		(320,906)		315		(3)		(1,838)		—		(3,620)		(326,052)
Provisions		(16,542)		11,252		1,231		1,315		—		(730)		(3,474)
Employee benefits		(41,367)		39,124		(1,578)		(22,395)		(550)		2,445		(24,321)
Goodwill		(327,070)		—		—		409		—		—		(326,661)
Deferred Income		(917,159)		—		—		(110,418)		—		—		(1,027,577)
Financial assets in concession arrangements		(175,332)		—		—		31,036		—		(53,383)		(197,679)
Intangible assets in concession arrangements		(3,994,977)		—		—		(1,292,165)		—		(61,780)		(5,348,922)
Biological assets		(45,827)		—		—		(17,551)		—		—		(63,378)
Lease agreements		(317,539)		—		—		(28,992)		—		(10)		(346,541)
Other		(91,651)		(26,045)		(3,680)		(67,027)		(10,521)		4,681		(194,243)
Subtotal	Ps.	(8,738,892)	Ps.	582,356	Ps.	(6,805)	Ps.	(2,561,656)	Ps.	(54,372)	Ps.	(101,302)	Ps.	(10,880,671)
Total	Ps.	(2,567,101)	Ps.	1,824,892	Ps.	(3,073)	Ps.	(1,475,376)	Ps.	(955,530)	Ps.	(35,264)	Ps.	(3,211,452)

Year ended on December 31, 2021

		Balance as of				Credited		Credited				Balance as of
		January 1,		Business		(charged) to		(charged) to		Foreign exchange		December 31,
		2021		combination (1)		profit or loss		OCI		adjustments		2021
Deferred tax assets
Debt securities at fair value	Ps.	28,230	Ps.	(9,022)	Ps.	30,408	Ps.	350,014	Ps.	(14,292)	Ps.	385,338
Equity securities at fair value		275		—		753		—		—		1,028
Derivative instruments		609,930		—		(216,846)		308,831		(2,604)		699,311
Allowance of investments securities		562		—		593		—		—		1,155
Accounts receivable		45,324		—		101,221		—		(49)		146,496
Allowance for accounts receivable		47,181		—		12,423		—		—		59,604
Loans and receivables		3,623		—		(29)		—		(2,437)		1,157
Allowance for impairment on loans and receivables		448,793		(22,037)		76,976		—		58,998		562,730
Allowance for foreclosed assets		10,169		9,977		(1,219)		—		2,155		21,082
Property, plant and equipment costs		323,544		—		15,505		—		—		339,049
Depreciation of property, plant and equipment		32,154		—		2,401		—		59		34,614
Investment property		25,461		—		4,481		79		—		30,021
Deferred charges and of intangible assets		214,669		—		28,501		—		—		243,170
Tax losses carry forward		86,558		(52)		39,001		—		(8,482)		117,025
Surplus of presumptive income		6,071		—		(1,720)		—		—		4,351
Provisions		220,822		2,465		96,428		—		4,348		324,063
Employee benefits		123,700		2,509		(6,884)		(19,635)		2,972		102,662
Goodwill		423		—		(423)		—		—		—
Financial assets in concession contracts		884,158		—		484,332		—		—		1,368,490
Biological assets		104		—		(3)		—		—		101
Lease agreements		609,701		(58,498)		114,505		—		27,680		693,388
Foreign currency bonds		267,668		—		29,792		422,649		—		720,109
Foreign currency financial liabilities		—		—		83,072		—		—		83,072
Other		177,040		(5,559)		79,690		18,608		(36,004)		233,775
Subtotal	Ps.	4,166,160	Ps.	(80,217)	Ps.	972,958	Ps.	1,080,546	Ps.	32,344	Ps.	6,171,791

Deferred tax liabilities
Debt securities at fair value	Ps.	(111,742)	Ps.	11,417	Ps.	(2,155)	Ps.	(3,767)	Ps.	32,352	Ps.	(73,895)
Equity securities at fair value		(203,826)		(30,213)		12,776		(20,075)		(12,084)		(253,422)
Derivative instruments		(13,194)		—		(15,724)		(3,722)		(28)		(32,668)
Accounts receivable		(115,071)		—		(62,571)		—		—		(177,642)
Allowance of investments securities		(1,805)		—		384		—		—		(1,421)
Loans and receivables		(27,042)		—		(2,489)		—		—		(29,531)
Allowance for impairment on loans and receivables		(399,561)		39,495		(233,328)		—		(19,531)		(612,925)
Foreclosed assets		(60,161)		—		(5,006)		—		—		(65,167)
Provision for foreclosed assets		(10,388)		(4,206)		—		—		(1,927)		(16,521)
Property plant and equipment costs		(270,327)		1,287		(4,747)		—		(9,806)		(283,593)
Depreciation of property, plant and equipment		(338,964)		—		(71,262)		—		—		(410,226)
Investment property		(79,571)		—		(16,694)		—		(77)		(96,342)
Right-of-use		(422,659)		55,215		(53,689)		—		(16,036)		(437,169)
Deferred charges and of intangible assets		(263,802)		(1,689)		(51,826)		—		(3,589)		(320,906)
Provisions		(21,766)		6,059		1,503		—		(2,338)		(16,542)
Employee benefits		(30,851)		(9,143)		200		3,686		(5,259)		(41,367)
Goodwill		(253,223)		—		(73,847)		—		—		(327,070)
Deferred Income		(638,438)		—		(278,721)		—		—		(917,159)
Financial assets in concession arrangements		(149,928)		—		(25,404)		—		—		(175,332)
Intangible assets in concession arrangements		(2,537,348)		—		(1,451,262)		—		(6,367)		(3,994,977)
Biological assets		(31,194)		—		(14,633)		—		—		(45,827)
Lease agreements		(279,347)		—		(29,017)		—		(9,175)		(317,539)
Foreign currency financial liabilities		(39,573)		—		39,573		—		—		—
Other		(186,651)		—		73,820		(2,651)		23,831		(91,651)
Subtotal	Ps.	(6,486,432)	Ps.	68,222	Ps.	(2,264,119)	Ps.	(26,529)	Ps.	(30,034)	Ps.	(8,738,892)
Total	Ps.	(2,320,272)	Ps.	(11,995)	Ps.	(1,291,161)	Ps.	1,054,017	Ps.	2,310	Ps.	(2,567,101)

Grupo Aval offsets deferred tax assets and liabilities by entity and tax authority, considering the application of the tax provisions in Colombia and other countries in which the legal right to offset tax assets and liabilities and other requirements in IAS 12, according to the following breakdown:

	Gross Deferred tax					Balances on Statement
December 31, 2023	amounts		Offset			of financial position
Deferred tax asset	Ps.	6,642,821	Ps.	(5,361,909)	Ps.	1,280,912
Deferred tax liability		(10,908,549)		5,361,909		(5,546,640)
Net	Ps.	(4,265,728)	Ps.	—	Ps.	(4,265,728)

	Gross Deferred tax					Balances on Statement
December 31, 2022	amounts		Offset			of financial position
Deferred tax asset	Ps.	7,669,219	Ps.	(5,818,001)	Ps.	1,851,218
Deferred tax liability		(10,880,671)		5,818,001		(5,062,670)
Net	Ps.	(3,211,452)	Ps.	—	Ps.	(3,211,452)

Grupo Aval estimates to recover its income tax assets and settle its income tax liabilities as shown below:

Deferred tax		December 31, 2023		December 31, 2022
Deferred tax asset recoverable before 12 months	Ps.	1,720,235	Ps.	2,012,448
Deferred tax asset recoverable after 12 months		4,922,586		5,656,771
Total Deferred tax asset	Ps.	6,642,821	Ps.	7,669,219

Deferred tax liability to settle before 12 months	Ps.	(999,487)	Ps.	(1,320,594)
Deferred tax liability to settle after 12 months		(9,909,062)		(9,560,077)
Total Deferred tax liability	Ps.	(10,908,549)	Ps.	(10,880,671)

Total Deferred tax Net	Ps.	(4,265,728)	Ps.	(3,211,452)

Grupo Aval estimates to recover current tax assets and current tax liabilities as follows:

Current tax		December 31, 2023		December 31, 2022
Current tax asset recoverable before 12 months	Ps.	2,388,441	Ps.	1,192,330
Current tax asset recoverable after 12 months		208,396		590,328
Total Current tax asset	Ps.	2,596,837	Ps.	1,782,658

Current tax liability to settle before 12 months	Ps.	(268,347)	Ps.	(225,380)
Current tax liability to settle after 12 months		—		(3,437)
Total Current tax liability	Ps.	(268,347)	Ps.	(228,817)

19.6          Effect of the current and deferred taxes in each component of other comprehensive income in equity:

The effects of the current and deferred taxes in each component of other comprehensive income are detailed below during the years ended on December 31, 2023, 2022 and 2021:

	December 31, 2023
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income			Net (1)
Hedged Items (2)	Ps.	(797,514)	Ps.	—	Ps.	3,972	Ps.	(793,542)
Hedging derivatives in foreign currency		—		919		(2,930)		(2,011)
Hedging financial liabilities in foreign currency		760,997		—		(266,321)		494,676
Cash Flow hedging (3)		(35,923)		—		(83,357)		(119,280)
Foreign currency translation differences for foreign operations		(409,671)		—		44,884		(364,787)
Investment in associates and join ventures		(35,892)		—		1,660		(34,232)
Debt financial instruments		1,795,666		—		(517,560)		1,278,106
Subtotal Items that will be reclassified to profit or loss	Ps.	1,277,663	Ps.	919	Ps.	(819,652)	Ps.	458,930

Items that will not be reclassified to profit or loss
Effect of moving investment properties for own use	Ps.	(1,963)	Ps.	—	Ps.	1,051	Ps.	(912)
Equity financial instruments		156,383		—		(10,646)		145,737
Actuarial gains (losses) from defined benefit pension plans		(56,324)		—		15,096		(41,228)
Subtotal Items that will not be reclassified to profit or loss	Ps.	98,096	Ps.	—	Ps.	5,501	Ps.	103,597
Total “other comprehensive income” during the period	Ps.	1,375,759	Ps.	919	Ps.	(814,151)	Ps.	562,527

(1) See Note 25.5 "Consolidated Other Comprehensive Income (OCI)"

(2) The tax effect only includes deferred tax on those investments where there is no control of the reversal of the temporary difference

(3) See note 10.2 "Cash flow hedges". The effect of changes in the fair value of the account receivable of Ps. (258,982) which is part of the tax basis is not deferred tax.

	December 31, 2022
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income		Net (1)
Hedged Items (2)	Ps.	(6,675,329)	Ps.	—	Ps.	(3,264)	Ps.	(6,678,593)
Hedging derivatives in foreign currency		4,051,499		(700,522)		(818,130)		2,532,847
Hedging financial liabilities in foreign currency		2,549,821		(337,996)		(586,846)		1,624,979
Cash Flow hedging		(2,396)		—		2,543		147
Foreign currency translation differences for foreign operations		1,356,213		—		(24,593)		1,331,620
Investment in associates and joint ventures		81,730		—		(3,054)		78,676
Debt financial instruments		(2,187,495)		—		545,791		(1,641,704)
Subtotal Items that will be reclassified to profit or loss	Ps.	(825,957)	Ps.	(1,038,518)	Ps.	(887,553)	Ps.	(2,752,028)

Items that will not be reclassified to profit or loss
Effect of moving investment properties for own use	Ps.	461	Ps.	—	Ps.	(1,146)	Ps.	(685)
Equity financial instruments		(439,150)		—		(36,462)		(475,612)
Actuarial gains (losses) from defined benefit pension plans		95,819		—		(30,369)		65,450
Subtotal Items that will not be reclassified to profit or loss	Ps.	(342,870)	Ps.	—	Ps.	(67,977)	Ps.	(410,847)
Total “other comprehensive income” during the period	Ps.	(1,168,827)	Ps.	(1,038,518)	Ps.	(955,530)	Ps.	(3,162,875)

(1) See Note 25.5 "Consolidated Other Comprehensive Income (OCI)"

(2) The tax effect only includes deferred tax on those investments where there is no control of the reversal of the temporary difference

	December 31, 2021
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income		Net (1)
Hedged Items (2)	Ps.	2,565,637	Ps.	—	Ps.	(2,292)	Ps.	2,563,345
Hedging derivatives in foreign currency		(403,983)		—		275,834		(128,149)
Hedging financial liabilities in foreign currency		(1,198,919)		—		476,463		(722,456)
Cash Flow hedging		7,980		—		(3,382)		4,598
Foreign currency translation differences for foreign operations		(180,798)		—		(14,946)		(195,744)
Investment in associates and joint ventures		(846)		—		(228)		(1,074)
Debt financial instruments		(1,346,315)		—		357,814		(988,501)
Subtotal Items that will be reclassified to profit or loss	Ps.	(557,244)	Ps.	—	Ps.	1,089,263	Ps.	532,019

Items that will not be reclassified to profit or loss
Effect of moving investment properties for own use	Ps.	4,718	Ps.	—	Ps.	79	Ps.	4,797
Equity financial instruments		(110,397)		—		(19,376)		(129,773)
Actuarial gains (losses) from defined benefit pension plans		61,665		—		(15,949)		45,716
Subtotal Items that will not be reclassified to profit or loss	Ps.	(44,014)	Ps.	—	Ps.	(35,246)	Ps.	(79,260)
Total “other comprehensive income” during the period	Ps.	(601,258)	Ps.	—	Ps.	1,054,017	Ps.	452,759

(1) See Note 25.5 "Consolidated Other Comprehensive Income (OCI)"

(2) The tax effect only includes deferred tax on those investments where there is no control of the reversal of the temporary difference

19.7          Uncertainties in Open Tax Positions

As of December 31, 2023, and 2022, Grupo Aval recognized tax uncertainty liabilities for Ps. 3,535 and Ps. 4,307 respectively. Uncertain tax positions corresponding to expenses, considered deductible, and which, according to decisions of the tax authorities, could be considered as non-deductible. The balance as of December 31, 2023 is expected to be used fully or released when the inspection rights of the tax authorities with respect to the open tax returns expire.

19.8   Withholdings tax on dividends paid between entities

Decree 1457 of November 12, 2020, regulates the articles 242, 242-1, 245, 26-1 y 895 of Colombian Tax Code. This Decree specifies the rules for the application of the special rate for dividends and participations, together with the procedures for the application of withholding tax (¨WHT"). This WHT at the source is paid by the withholding agent in the period in which it is applied. The WHT on distributions made to entities, which is treated as a tax credit deducted at source when a subsequent distribution is made by the entity to an individual. In essence, the tax credit resulting from the WHT is awarded to the ultimate beneficiary, not to the entity receiving the dividend in the first place. When the entity first receives the distribution, it accounts for the WHT in equity, as a reduction in dividends payable to individuals in accordance with paragraph 65A of IAS 12.  Grupo Aval recorded WHT for Ps. 164 and Ps. 5,363 during years 2023 and 2022, respectively. The figure of transferable withholdings applies to Colombian companies.

19.9   Minimum Tax Rate

The Government of Colombia create a minimum tax rate of 15% in 2023 for income tax taxpayers in Colombia, called the Minimum Tax Rate. To determine the rate, taxpayers must: (i) Determine the adjusted tax of the Colombian taxpayer, or the adjusted tax of the group in the event that it becomes part of a business group. (ii) Determine the adjusted profit of the Colombian taxpayer or the group in case it becomes part of a business group, and (iii) Determine the adjusted tax rate of the Colombian taxpayer or the group in case it becomes part of a business group. a business groups. If the effective rate calculated (adjusted tax/adjusted profit) is less than 15%, the tax to be added to the income tax by the taxpayer or the business group must be calculated.

Grupo Aval is a company whose financial statements are subject to consolidation in Colombia. The paragraph 6 of article 240 of the Tax Statute of Colombia incorporate the calculation of the Group Minimum Tax Rate (TTDG) whose result for the year 2023 is higher than the 15% established by Law as the minimum tax base, therefore, it does not give rise to the calculation and recognition of the tax to be added to the Group's income tax.